Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income (loss)	$ (2,120,903)	$ 2,027,782	$ 2,473,401	$ 12,854,233
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in the Trust Account	(478,018)	(3,984,184)	(4,216,411)	(3,376,559)
Gain on change in fair value of derivative liabilities	(705,000)	(705,000)	(1,410,000)	(11,640,000)
Interest income earned on investment account	(3,086)	(6,646)	(11,337)	0
Non-redemption agreement expense	0	180,000	180,000	0
Changes in operating assets and liabilities:
Prepaid expenses	89,167	321,411	225,766	78,869
Income tax receivable	10,304	0	(23,527)	0
Other assets			0	370,931
Other deferred expenses	1,436,122	125,180	327,976	12,815
CFO Compensation Payable			234,000	0
Accrued income taxes payable	0	(14,722)	(295,065)	(295,065)
Accounts payable and accrued expenses	249,368	(84,419)	(47,769)	445,388
Consulting fees payable – related party	140,400	187,200
Net Cash Used In Operating Activities	(1,381,646)	(1,953,398)	(2,562,966)	(1,549,388)
Cash Flows From Investing Activities:
Cash withdrawn from Trust Account to redeeming stockholders	9,513,007	222,484,624	222,484,624	0
Cash withdrawn from Trust Account for taxes payable and dissolution	10,267	855,762	1,416,516	619,137
Funds deposited into held to maturity investment account	(9,469)	(775,762)
Funds withdrawn from held to maturity investment account	0	540,864
Taxes paid from trust	73,545	533,789
Net Cash Provided by Investing Activities	9,587,350	223,639,277	223,901,140	619,137
Cash Flows From Financing Activities:
Redemption of Class A common stock	(9,513,007)	(222,484,624)	(222,484,624)	0
Proceeds from loan payable - Sponsor	1,135,000	535,000	825,000	175,000
Proceeds from issuance of Class A ordinary shares			184,192	0
Repayment of promissory note			0	(3,661)
Proceeds from related party advances	183,649	130,926
Payments of offering costs			0	(8,082)
Net Cash Used In Financing Activities	(8,194,358)	(221,818,698)	(221,475,432)	162,257
Net change in cash	11,346	(132,819)	(137,258)	(766,994)
Cash at beginning of period	74,974	212,232	212,232	979,226
Cash at end of period	86,320	79,413	74,974	212,232
Supplemental cash flow information:
Cash paid for income taxes	60,055	460,000	1,180,000	0
Supplemental Schedule of Non-cash Financing Activities:
Remeasurement of Class A common stock subject to possible redemption to redemption amount	406,761	3,543,775	3,799,175	1,785,597
Excise tax liability accrued for common stock redemptions	$ 95,130	$ 2,224,846	$ 2,224,846	$ 0